Stock-Based Compensation - Options (Details) - Stock options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Stock-based compensation
Vesting period	4 years
Stock option expiration period	10 years
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)	34,397
Granted (in shares)	2,128
Exercised (in shares)	4,502
Forfeited (in shares)	25
Outstanding, at the end of the period (in shares)	31,998	34,397
Exercisable at the end of the period (in shares)	25,112
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 13.83
Granted (in dollars per share)	38.31
Exercised (in dollars per share)	9.60
Forfeited (in dollars per share)	22.03
Outstanding at the end of the period (in dollars per share)	16.05	$ 13.83
Exercisable at end of period (in dollars per share)	$ 12.88
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	4 years 9 months 18 days
Exercisable at end of period	3 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 710,346
Exercisable at end of period	$ 636,449
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted-average grant date fair value of options granted (in dollars per share)	$ 7.82	$ 4.92	$ 4.85
Intrinsic value of exercised options	$ 135,593	$ 67,516	$ 74,972
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk-free interest rate (as a percent)	2.10%	2.10%	2.50%
Dividend yield (as a percent)	1.50%	1.90%	1.80%
Stock price volatility (as a percent)	19.00%	19.00%	20.00%
Expected option life	8 years	8 years	8 years